Taxes	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Taxes

Note 10 — Taxes

Cayman Islands

MicroCloud, MC and HaiCloud Inc were incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Mengyun HK, Mcloudvr HK, Ocean HK, Broadvision HK and HaiCloud Ltd, our subsidiaries incorporated in Hong Kong, are subject to a two-tiered income tax rate for taxable income earned in Hong Kong. The first HK$2 million profits earned by a company is subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate of 16.5%.

PRC

The subsidiaries incorporated in the PRC are governed by the income tax laws of the PRC and the income tax provision for operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemptions may be granted on a case-by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Shanghai Mengyun obtained the “high-tech enterprise” tax status in October 2017 and further renewed in December 2023, which reduced its statutory income tax rate to 15% from January 2017 to December 2025. Shenzhen Bowei obtained the “high-tech enterprise” tax status in December 2021 and further renewed in December 2024, which reduced its statutory income tax rate to 15% from January 2021 to December 2026.

Significant components of the income tax expense are as follows:

	June 30, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Current	398,951	(4,770)	(664)
Deferred	(2,931,447)	-	-
Income tax expense	(2,532,496)	(4,770)	(664)

Deferred tax assets

The Company evaluates the level of authority for each uncertain tax position based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the six months ended June 30, 2024 and 2025, the Company had no unrecognized tax benefits. Due to uncertainties surrounding future utilization, the Company estimates there will not be sufficient future income to realize the deferred tax assets arising from net operating losses for the subsidiaries. The Company maintains a full valuation allowance on its net deferred tax assets as of December 31, 2024 and June 30, 2025.

Value added taxes (“VAT”)

Revenue represents the invoiced value of service, net of VAT. The VAT is based on gross sales price. VAT rate is 6% on services and 13% on goods in China.

Taxes payable consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
VAT taxes payable	115,104	93,833	13,108
Income taxes payable	5,922	-	-
Other taxes payable	26,571	21,248	2,968
Totals	147,597	115,081	16,076